Liability Related to Warrants - Summary of Outstanding Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Oct. 11, 2022	Aug. 31, 2022	Mar. 14, 2022	Dec. 31, 2021	Mar. 31, 2021	Feb. 19, 2021	Oct. 22, 2020
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	10,562,770	1,925,929				497,355	497,355
Number of warrants exercisable	10,562,770	497,355
Exercise price	$ 3.10	$ 28.64	$ 1.62	$ 2.32
2020 Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance		Oct. 22, 2020
Number of warrants outstanding		300,926
Number of warrants exercisable		300,926
Exercise price		$ 78.75							$ 78.75
Expiry date		Oct. 22, 2025							Oct. 22, 2025
2021 Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance		Feb. 19, 2021
Number of warrants outstanding		196,429
Number of warrants exercisable		196,429
Exercise price		$ 78.75						$ 78.75
Expiry date		Aug. 19, 2026						Aug. 19, 2026
Series A Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance	Mar. 14, 2022	Mar. 14, 2022
Number of warrants outstanding	714,287	714,287
Number of warrants exercisable	714,287
Exercise price	$ 11.20	$ 11.20			$ 11.20
Expiry date	Sep. 14, 2027	Sep. 14, 2027
Series B Warrants
Class Of Warrant Or Right [Line Items]
Date of issuance	Mar. 14, 2022	Mar. 14, 2022
Number of warrants outstanding	714,287	714,287
Number of warrants exercisable	714,287
Exercise price	$ 11.20	$ 11.20			$ 11.20
Expiry date	Mar. 14, 2028	Mar. 14, 2028